FINANCIAL RISK MANAGEMENT - Market risk (Details) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Financial risk management
Assets	$ 11,928,224	$ 10,941,752
Liabilities	(7,038,495)	(5,406,970)
Currency risk
Financial risk management
Assets	389,753	355,472
Liabilities	(4,904,557)	(2,627,952)
Liabilities Net	$ (4,514,804)	$ (2,272,480)
Market risk
Financial risk management
Currency experienced sharp devaluation exchange rate inflation in Argentina	117.80%	27.70%